CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Cash and Cash Equivalents by Denomination (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Currency [Line Items]
Cash and cash equivalents	€ 1,121,981	€ 1,388,901	€ 1,344,146	€ 1,362,406
Euro
Currency [Line Items]
Cash and cash equivalents	894,509	1,181,354
U.S. Dollar
Currency [Line Items]
Cash and cash equivalents	96,663	70,261
Chinese Yuan
Currency [Line Items]
Cash and cash equivalents	80,716	95,835
Pound Sterling
Currency [Line Items]
Cash and cash equivalents	19,706	9,453
Other currencies
Currency [Line Items]
Cash and cash equivalents	€ 30,387	€ 31,998